SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	General:

1.	The Ordinary shares of the Company are traded on the NASDAQ Global Market since April 1999.

Ordinary shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in excess assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On May 5, 2011, following the receipt of the approval of the Company's shareholders on March 30, 2011, the Company completed a private placement of 2,500,000 ordinary shares of the Company to the Company's President and the controlling shareholder of the Company, in consideration for $ 5,000.

b.	Stock options:

In 1999, the Company adopted an Israeli Option Plan ("1999 Israeli option plan"), and a U.S. Option Plan ("1999 U.S. option plan") (collectively "the 1999 plans"). Under the terms of the above option plans, options may be granted to employees, officers, directors andconsultants . Also, the options generally become exercisable monthly over a four-year period, commencing one year after date of the grant, subject to the continued employment of the employee. The options generally expire no later than seven years from the date of the grant.

In April 2001, the Board of Directors of the Company approved the adoption of the 2001 Non-Statutory Share Option Plan. Under the terms of this plan, options may be granted to available personnel, employees, directors and consultants. The options to be granted under the plan are limited to non-statutory options. The plan has terms similar to those contained under the 1999 U.S. Option Plan.

On May 1, 2003, , the Company adopted the "Share Option Agreement 2003" in accordance with the amended Section 102 of Israel's Income Tax Ordinance.

The exercise price of the options granted under the abovementioned  plans may not be less than the nominal value of the shares into which such options are exercised. Any options, which are forfeited or cancelled before expiration, become available for future grants.

The total number of options available for future grants as of December 31, 2011 was 2,826,275 .

A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2011
			Weighted
			average
	Amount	Weighted average exercise price	Remaining contractual term (years)

Outstanding at the beginning of the year	543,100	$2.96
Granted	310,000	$1.99
Forfeited	(207,600)	$4.64

Outstanding at the end of the year	645,500	$1.95	5.51

Exercisable options at the end of the year	198,008	$2.42	3.79

Options vested and expected to vest at end of year	632,059	$2.1	5.37

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 1.31, $ 0.82 and $ 0.66, respectively.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock value as of December 31, 2011 and  the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's stock. As of December 31, 2010 and 2011, the total intrinsic value of outstanding options was $ 25 and $ 0 respectively.

As of December 31, 2011, there was $ 277 of total unrecognized compensation cost related to options compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a period of up to four years.

c.	Non-vested shares:

In May 2006, the Board of Directors approved the adoption of the 2006 Israeli Incentive Compensation Plan (the "2006 Plan"). The 2006 Plan provides for the grant of options, restricted shares and restricted share units in accordance with various Israeli tax tracks.

The Company currently uses the 2006 Plan for the grant of restricted shares only. The restricted shares are granted at no consideration and with a vesting schedule of two years (50% each year). The restricted shares are granted in accordance with the Israeli capital gains tax track. As of December 31, 2011 the pool consists of 300,000 Shares, where an aggregate of 78,450 ordinary shares has been reserved for issuance under the 2006 Plan.

A summary of the status of the entity's nonvested shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Nonvested shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2011	34,000	$1.27

Granted	24,000	$1.48
Exercised	(18,000)	$1.23
Forfeited and cancelled	(10,000)	$1.34

Non-vested at December 31, 2011	30,000	$1.43

As of December 31, 2011, there was $ 17 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees under the Plan. That cost is expected to be recognized over a period of up to two years.

d.	The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

General and administrative from continued operations	$79	$112	$120
Expenses recorded as discontinued operations	142	55	-

Total equity-based compensation expense	$221	$167	$120